INVESTMENTS - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of associates [line items]
Net cash proceeds financial assets	$ 7,300
Gain on divestment in associates	$ 12,242		$ 0	$ 0
BioConnection Investment B.V.
Disclosure of associates [line items]
Proportion of ownership interest in associates	22.98%	22.98%	43.85%	43.85%
Net cash proceeds financial assets	$ 7,300	€ 6.9
Gain on divestment in associates	$ 12,200